Workers' Profit Sharing (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Workers Profit Sharing Explanatory [Abstract]
Schedule of the workers’ profit sharing in the income statement
	2019	2020	2021
Cost of sales of goods and services	4,661	2,147	7,650
Administrative expenses	1,679	23	1,238
	6,340	2,170	8,888